Lease - Schedule of Operating Lease Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating lease expenses:
Amortization of leased assets	$ 101,382	$ 58,008	$ 39,893
Interest of lease liabilities	5,685	2,489	3,585
Total operating lease expenses	$ 107,067	$ 60,497